Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis	The cost and market value of the Perk shares at June 30, 2016 were as follows:

	June 30, 2016
	Cost	Market
Current:
Perk shares	$2,708	$2,495
Total	$2,708	$2,495

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents a reconciliation of assets measured at fair value on a recurring basis using unobservable inputs (level 3):

(in thousands)
Balance at July 1, 2015	$—
Perk warrants	1,023
Unrealized losses for the period including in other income (expense), net	(375)
Balance at June 30, 2016	$648

The following table presents a reconciliation of liabilities measured at fair value on a recurring basis using unobservable inputs: (level 3):

(in thousands)
Balance at July 1, 2015	$10
Additions to Level 3	—
Balance at June 30, 2016	$10